PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2022 (Unaudited)

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 8.91%
37 Capital CLO I
2021-1, 2.046% (TSFR3M + 1.200%), 10/15/2034 (b)(c)		$1,000,000	$980,500
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)		560,000	559,463
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066 (b)(d)		743,682	677,360
Aqua Finance Trust 2021-A
2021-A, 1.540%, 07/17/2046 (b)		639,757	606,038
Avis Budget Rental Car Funding AESOP LLC
2021-2A A, 1.660%, 02/20/2028 (b)		2,191,000	1,974,882
2021-2A B, 1.900%, 02/20/2028 (b)		495,000	441,096
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046 (b)		1,000,050	901,180
BlueMountain CLO Ltd.
2013-2R, 2.316% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)		362,743	358,895
Cedar Funding VI CLO Ltd.
2016-6A, 2.113% (3 Month LIBOR USD + 1.050%), 04/20/2034 (b)(c)		1,480,000	1,433,300
Crown Castle Towers LLC
4.241%, 07/15/2048 (b)		439,000	433,326
Dryden 75 CLO Ltd.
2019-75R2, 2.084% (3 Month LIBOR USD + 1.040%), 04/15/2034 (b)(c)		850,000	823,217
Fort Washington CLO Ltd.
2021-2A, 2.283% (3 Month LIBOR USD + 1.220%), 10/20/2034 (b)(c)		2,000,000	1,937,686
GCAT Trust
2019-NQM3, 2.686%, 11/25/2059 (b)(d)		143,236	140,166
2021-NQM5, 1.262%, 07/25/2066 (b)(d)		980,279	876,008
JPMorgan Chase Bank NA - CACLN
2021-3, 0.760%, 02/26/2029 (b)		1,418,610	1,369,625
Madison Park Funding XXVI Ltd.
2007-26, 2.439% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)		2,295,000	2,274,205
Magnetite XXIII Ltd.
2019-23R, 2.314% (3 Month LIBOR USD + 1.130%), 01/25/2035 (b)(c)		1,000,000	970,696
MVW LLC
2021-2A A, 1.430%, 05/20/2039 (b)		934,275	860,324
2021-2A B, 1.830%, 05/20/2039 (b)		762,264	704,777
2022-1, 4.510%, 11/21/2039 (b)		342,000	341,233
2021-1W, 1.440%, 01/22/2041 (b)		430,957	400,745
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069 (b)		1,051,293	982,661
2021-C, 1.060%, 10/15/2069 (b)		664,616	622,194
2021-E, 0.970%, 12/16/2069 (b)		1,560,853	1,429,942
Navient Student Loan Trust
2019-7, 1.506% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)		370,264	368,355
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026 (b)		1,890,000	1,765,010
Prestige Auto Receivables Trust
2021-1, 1.530%, 02/15/2028 (b)		599,000	560,770
RASC Trust
2005-KS12, 1.696% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)		125,050	124,498
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028 (b)		618,000	557,902
2021-3, 2.593%, 10/15/2056 (b)		1,243,000	1,091,232
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036 (b)		436,516	426,550
2020-2, 3.510%, 07/20/2037 (b)		513,689	497,373
2021-2, 1.350%, 09/20/2038 (b)		414,029	389,685
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056 (b)(d)		633,828	593,069
2021-6, 1.920%, 11/25/2066 (b)(d)		966,362	892,159
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051 (b)		1,391,010	1,242,684
Thayer Park CLO Ltd.
2017-1, 2.103% (3 Month LIBOR USD + 1.040%), 04/20/2034 (b)(c)		500,000	486,406
Towd Point Mortgage Trust
2016-2, 2.750%, 08/25/2055 (b)(d)		551	550
2017-5, 1.606% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)		236,622	234,536
2017-2, 2.750%, 04/25/2057 (b)(d)		18,802	18,758
2017-4, 2.750%, 06/25/2057 (b)(d)		124,361	122,547
2017-3, 2.750%, 07/25/2057 (b)(d)		159,828	159,135
TRESTLES CLO Ltd.
2017-1, 2.174% (3 Month LIBOR USD + 0.990%), 04/25/2032 (b)(c)		500,000	487,931
TRESTLES CLO V Ltd.
2021-5, 2.233% (3 Month LIBOR USD + 1.170%), 10/20/2034 (b)(c)		1,000,000	974,209
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027		1,147,470	1,169,230
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044 (b)		1,279,810	1,248,309
2021-1, 2.165%, 10/15/2046 (b)		1,078,000	973,777
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (b)(d)		826,477	769,977
2021-6, 1.630%, 10/25/2066 (b)(d)		1,291,942	1,190,546
Voya CLO Ltd.
2014-2A, 2.064% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)		1,739,040	1,716,622
TOTAL ASSET BACKED SECURITIES (Cost $42,546,606)			40,161,339

CORPORATE BONDS - 35.30%
Accommodation - 0.15%
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (b)		285,000	269,663
Wynn Las Vegas LLC
5.500%, 03/01/2025 (b)(f)		415,000	407,017
			676,680
Administrative and Support Services - 1.08%
ASGN, Inc.
4.625%, 05/15/2028 (b)		595,000	558,402
Booking Holdings, Inc.
3.550%, 03/15/2028		1,120,000	1,102,878
Korn Ferry
4.625%, 12/15/2027 (b)		170,000	163,585
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)		250,000	239,093
PayPal Holdings, Inc.
2.400%, 10/01/2024 (f)		1,133,000	1,118,853
Visa, Inc.
2.800%, 12/14/2022		1,673,000	1,680,276
			4,863,087
Air Transportation - 0.26%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027 (b)		345,000	350,631
Southwest Airlines Co.
5.250%, 05/04/2025		800,000	833,324
			1,183,955
Ambulatory Health Care Services - 0.07%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029 (b)(f)		335,000	327,838
Beverage and Tobacco Product Manufacturing - 1.31%
Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036		685,000	690,976
4.350%, 06/01/2040		1,006,000	952,595
4.600%, 04/15/2048		720,000	688,268
4.750%, 04/15/2058		510,000	492,755
5.800%, 01/23/2059		400,000	452,680
Philip Morris International, Inc.
3.125%, 08/17/2027		2,709,000	2,611,881
			5,889,155
Broadcasting (except Internet) - 2.27%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031 (b)		513,000	453,382
Comcast Corp.
3.150%, 02/15/2028		405,000	396,326
4.150%, 10/15/2028		1,744,000	1,787,840
CSC Holdings LLC
4.625%, 12/01/2030 (b)(f)		435,000	342,462
3.375%, 02/15/2031 (b)		264,000	214,564
Discovery Communications LLC
2.950%, 03/20/2023 (f)		566,000	565,344
DISH DBS Corp.
5.875%, 11/15/2024		185,000	170,456
Fox Corp.
5.576%, 01/25/2049		770,000	802,537
Magallanes, Inc.
5.050%, 03/15/2042 (b)		2,415,000	2,174,622
5.141%, 03/15/2052 (b)		990,000	892,451
5.391%, 03/15/2062 (b)		395,000	353,667
Paramount Global
4.950%, 01/15/2031		410,000	410,727
4.200%, 05/19/2032 (f)		970,000	910,375
Sirius XM Radio, Inc.
4.125%, 07/01/2030 (b)		840,000	761,044
			10,235,797
Building Material and Garden Equipment and Supplies Dealers - 0.27%
Home Depot, Inc.
2.700%, 04/01/2023 (f)		1,227,000	1,228,873
Chemical Manufacturing - 1.49%
AbbVie, Inc.
4.050%, 11/21/2039		270,000	250,541
4.700%, 05/14/2045		710,000	702,263
4.250%, 11/21/2049		485,000	453,396
Biogen, Inc.
2.250%, 05/01/2030 (f)		2,956,000	2,489,160
Bristol-Myers Squibb Co.
2.950%, 03/15/2032 (f)		785,000	738,658
3.550%, 03/15/2042		300,000	271,593
Merck & Co, Inc.
2.750%, 12/10/2051		615,000	477,036
Roche Holdings, Inc.
2.607%, 12/13/2051 (b)(f)		615,000	468,683
Viatris, Inc.
4.000%, 06/22/2050		1,140,000	845,969
			6,697,299
Computer and Electronic Product Manufacturing - 1.91%
Apple, Inc.
1.800%, 09/11/2024		2,876,000	2,826,288
Broadcom, Inc.
4.926%, 05/15/2037 (b)		665,000	632,682
Dell International LLC / EMC Corp.
5.450%, 06/15/2023		289,000	294,303
6.200%, 07/15/2030		1,140,000	1,221,826
Intel Corp.
3.750%, 03/25/2027		1,130,000	1,149,846
Marvell Technology, Inc.
2.950%, 04/15/2031		2,035,000	1,772,517
Microchip Technology, Inc.
4.333%, 06/01/2023		690,000	697,776
			8,595,238
Construction of Buildings - 0.05%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028 (b)		255,000	223,300
Credit Intermediation and Related Activities - 5.63%
Bank of America Corp.
3.875%, 08/01/2025		1,656,000	1,686,038
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027 (a)(f)		1,610,000	1,583,010
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)		660,000	645,949
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)		630,000	617,639
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)(f)		743,000	673,580
2.496% to 02/13/2030, then 3 Month LIBOR USD + 0.990%, 02/13/2031 (a)		785,000	688,395
4.571% to 04/27/2032, then SOFR + 1.830%, 04/27/2033 (a)(f)		1,785,000	1,809,562
Citigroup, Inc.
3.200%, 10/21/2026		1,157,000	1,122,758
4.300%, 11/20/2026 (f)		890,000	894,687
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027 (a)		1,610,000	1,450,128
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)		835,000	823,040
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)		455,000	438,364
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)(f)		495,000	447,639
Ford Motor Credit Co. LLC
5.113%, 05/03/2029		310,000	302,579
General Motors Financial Co., Inc.
5.100%, 01/17/2024		370,000	379,175
3.600%, 06/21/2030		700,000	629,254
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2029 (b)		920,000	877,762
3.625%, 03/24/2032 (b)(f)		1,040,000	993,518
JPMorgan Chase & Co.
2.700%, 05/18/2023		480,000	480,858
2.950%, 10/01/2026		1,692,000	1,643,209
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032 (a)		1,535,000	1,338,807
OneMain Finance Corp.
3.500%, 01/15/2027 (f)		435,000	388,183
Synchrony Financial
2.875%, 10/28/2031		920,000	748,813
Wells Fargo & Co.
2.406% to 10/30/2024, then SOFR + 1.087%, 10/30/2025 (a)		900,000	872,813
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)		1,020,000	938,230
4.150%, 01/24/2029 (f)		1,595,000	1,590,098
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031 (a)(f)		1,045,000	930,411
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051 (a)		365,000	381,339
			25,375,838
Electrical Equipment, Appliance, and Component Manufacturing - 0.08%
Energizer Holdings, Inc.
4.375%, 03/31/2029 (b)(f)		430,000	364,425
Electronics and Appliance Stores - 0.04%
AMC Networks, Inc.
4.250%, 02/15/2029 (f)		175,000	159,394
Fabricated Metal Product Manufacturing - 0.06%
JELD-WEN, Inc.
4.875%, 12/15/2027 (b)		280,000	255,704
Food Manufacturing - 0.10%
Post Holdings, Inc.
4.625%, 04/15/2030 (b)(f)		480,000	432,449
Food Services and Drinking Places - 0.55%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)		400,000	390,108
McDonald's Corp.
3.500%, 07/01/2027		1,655,000	1,641,486
Starbucks Corp.
2.550%, 11/15/2030 (f)		530,000	465,451
			2,497,045
General Merchandise Stores - 0.26%
Walmart, Inc.
2.350%, 12/15/2022 (f)		1,166,000	1,170,153
Health and Personal Care Stores - 0.26%
CVS Health Corp.
4.125%, 04/01/2040		560,000	510,487
5.050%, 03/25/2048 (f)		650,000	666,953
			1,177,440
Hospitals - 0.29%
HCA, Inc.
5.250%, 06/15/2049 (f)		870,000	842,694
Tenet Healthcare Corp.
6.125%, 10/01/2028 (b)		455,000	442,280
			1,284,974
Insurance Carriers and Related Activities - 1.66%
Berkshire Hathaway, Inc.
2.750%, 03/15/2023		2,588,000	2,599,837
Cigna Corp.
3.200%, 03/15/2040		690,000	570,096
Equitable Holdings, Inc.
5.000%, 04/20/2048		545,000	528,077
MetLife, Inc.
6.500%, 12/15/2032		2,093,000	2,507,430
UnitedHealth Group, Inc.
3.250%, 05/15/2051		590,000	492,715
4.750%, 05/15/2052		720,000	763,905
			7,462,060
Machinery Manufacturing - 0.24%
Deere & Co.
5.375%, 10/16/2029		1,003,000	1,104,595
Management of Companies and Enterprises - 0.33%
Abbott Laboratories
3.400%, 11/30/2023		1,151,000	1,165,683
Park Intermediate Holdings LLC / PK Domestic Property LLC
5.875%, 10/01/2028 (b)		335,000	331,511
			1,497,194
Merchant Wholesalers, Durable Goods - 0.50%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026		328,000	302,368
3.276%, 12/01/2028		1,915,000	1,725,377
3.569%, 12/01/2031		265,000	235,129
			2,262,874
Merchant Wholesalers, Nondurable Goods - 0.47%
Energy Transfer LP
3.600%, 02/01/2023		600,000	601,052
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)(f)		155,000	152,640
Sysco Corp.
6.600%, 04/01/2050		764,000	936,814
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (b)		425,000	416,863
			2,107,369
Mining (except Oil and Gas) - 0.16%
Freeport-McMoRan, Inc.
5.450%, 03/15/2043		760,000	742,890
Nonstore Retailers - 0.71%
Amazon.com, Inc.
3.800%, 12/05/2024		1,671,000	1,710,134
eBay, Inc.
2.600%, 05/10/2031		1,715,000	1,479,796
			3,189,930
Oil and Gas Extraction - 1.08%
Continental Resources, Inc.
2.268%, 11/15/2026 (b)		3,050,000	2,802,294
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (b)		315,000	298,758
Occidental Petroleum Corp.
4.300%, 08/15/2039		260,000	235,967
Phillips 66
1.300%, 02/15/2026		1,290,000	1,186,025
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (b)		340,000	322,823
			4,845,867
Performing Arts, Spectator Sports, and Related Industries - 0.02%
Churchill Downs, Inc.
5.500%, 04/01/2027 (b)		100,000	100,477
Petroleum and Coal Products Manufacturing - 0.18%
Marathon Petroleum Corp.
4.700%, 05/01/2025 (f)		775,000	795,931
Pipeline Transportation - 0.97%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)		385,000	387,572
Buckeye Partners LP
3.950%, 12/01/2026 (f)		130,000	124,839
DT Midstream, Inc.
4.125%, 06/15/2029 (b)		215,000	201,336
Energy Transfer LP
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)		785,000	639,004
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(h)		1,055,000	951,494
EQM Midstream Partners LP
5.500%, 07/15/2028 (f)		600,000	569,073
MPLX LP
4.700%, 04/15/2048		815,000	730,020
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025		780,000	790,576
			4,393,914
Plastics and Rubber Products Manufacturing - 0.04%
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031 (f)		215,000	196,056
Professional, Scientific, and Technical Services - 0.49%
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/2028 (b)		115,000	114,274
5.875%, 10/01/2030 (b)(f)		545,000	538,855
ServiceNow, Inc.
1.400%, 09/01/2030		1,934,000	1,569,086
			2,222,215
Publishing Industries (except Internet) - 1.00%
Microsoft Corp.
3.125%, 11/03/2025 (f)		2,732,000	2,756,570
Oracle Corp.
2.875%, 03/25/2031		1,045,000	890,970
4.000%, 07/15/2046		615,000	482,565
Ziff Davis, Inc.
4.625%, 10/15/2030 (b)		435,000	383,068
			4,513,173
Real Estate - 0.68%
Public Storage
2.300%, 05/01/2031		2,845,000	2,482,684
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027		240,000	232,150
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025 (b)		325,000	334,053
			3,048,887
Rental and Leasing Services - 0.14%
Air Lease Corp.
2.300%, 02/01/2025		655,000	622,035
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.15%
BAT Capital Corp.
3.222%, 08/15/2024		222,000	220,494
3.557%, 08/15/2027		220,000	207,592
3.734%, 09/25/2040 (f)		665,000	494,275
Charles Schwab Corp.
2.300%, 05/13/2031 (f)		1,761,000	1,528,557
CME Group, Inc.
3.000%, 03/15/2025		1,108,000	1,105,551
CommScope, Inc.
8.250%, 03/01/2027 (b)(f)		642,000	562,553
Goldman Sachs Group, Inc.
3.850%, 01/26/2027		1,375,000	1,365,144
3.800%, 03/15/2030		1,481,000	1,427,289
2.615% to 04/22/2031, then SOFR + 1.281%, 04/22/2032 (a)		1,040,000	898,419
2.383% to 07/21/2031, then SOFR + 1.248%, 07/21/2032 (a)		1,315,000	1,107,291
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)		250,000	235,611
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025 (a)		1,300,000	1,243,099
6.250%, 08/09/2026		2,436,000	2,646,276
3.950%, 04/23/2027		935,000	925,781
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)		1,625,000	1,579,701
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)		875,000	853,490
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)		1,190,000	1,067,018
5.297% to 04/20/2032, then SOFR + 2.620%, 04/20/2037 (a)		480,000	486,111
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (b)		350,000	331,350
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)		395,000	391,147
			18,676,749
Support Activities for Mining - 0.06%
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)		275,000	277,676
Telecommunications - 2.67%
AT&T, Inc.
2.550%, 12/01/2033 (f)		1,100,000	937,443
3.650%, 06/01/2051 (f)		845,000	702,026
3.500%, 09/15/2053		915,000	740,344
3.550%, 09/15/2055		184,000	147,113
3.650%, 09/15/2059		1,018,000	817,701
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (b)		400,000	394,416
Lumen Technologies, Inc.
4.500%, 01/15/2029 (b)		360,000	296,438
T-Mobile USA, Inc.
2.875%, 02/15/2031 (f)		215,000	188,987
4.375%, 04/15/2040		550,000	517,268
3.000%, 02/15/2041		1,186,000	934,227
4.500%, 04/15/2050		645,000	604,946
3.300%, 02/15/2051		350,000	271,711
Verizon Communications, Inc.
4.329%, 09/21/2028		2,545,000	2,586,949
4.016%, 12/03/2029		400,000	397,297
2.355%, 03/15/2032 (f)		2,360,000	2,025,585
2.987%, 10/30/2056		660,000	489,643
			12,052,094
Transportation Equipment Manufacturing - 1.82%
Boeing Co.
4.875%, 05/01/2025		1,371,000	1,386,249
3.900%, 05/01/2049 (f)		185,000	139,846
5.805%, 05/01/2050		1,750,000	1,714,493
Ford Motor Co.
4.750%, 01/15/2043		150,000	124,169
General Motors Co.
6.125%, 10/01/2025 (f)		1,448,000	1,536,902
Raytheon Technologies Corp.
7.500%, 09/15/2029		2,224,000	2,711,137
Spirit AeroSystems, Inc.
5.500%, 01/15/2025 (b)		115,000	114,307
TransDigm, Inc.
6.250%, 03/15/2026 (b)(f)		470,000	481,186
			8,208,289
Utilities - 1.64%
Calpine Corp.
4.500%, 02/15/2028 (b)		530,000	507,324
DTE Energy Co.
3.400%, 06/15/2029		607,000	573,856
Exelon Corp.
4.700%, 04/15/2050		475,000	464,143
Georgia Power Co.
4.700%, 05/15/2032 (f)		1,250,000	1,282,638
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024 (f)		755,000	763,870
Kinder Morgan, Inc.
5.550%, 06/01/2045 (f)		1,745,000	1,761,943
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)		160,000	155,767
Pacific Gas and Electric Co.
2.500%, 02/01/2031		1,405,000	1,123,434
Southern Co.
2.950%, 07/01/2023 (f)		313,000	313,572
Vistra Operations Co. LLC
4.375%, 05/01/2029 (b)(f)		455,000	425,948
			7,372,495
Warehousing and Storage - 0.16%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)		80,000	77,625
4.875%, 09/15/2029 (b)		410,000	383,305
5.250%, 07/15/2030 (b)		260,000	249,678
			710,608
TOTAL CORPORATE BONDS (Cost $174,502,983)			159,042,022

FOREIGN CORPORATE BONDS - 7.30%
Administrative and Support Services - 0.04%
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028 (b)		200,000	185,500
Air Transportation - 0.78%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025 (b)		3,500,000	3,500,105
Chemical Manufacturing - 0.07%
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)		205,000	202,154
5.250%, 06/01/2027 (b)		130,000	126,681
			328,835
Computer and Electronic Product Manufacturing - 0.38%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025		800,000	788,134
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.000%, 01/15/2033		905,000	905,937
			1,694,071
Credit Intermediation and Related Activities - 3.12%
ABN AMRO Bank NV
3.324% to 03/13/2032, then 5 Year CMT Rate + 1.900%, 03/13/2037 (a)(b)		600,000	503,273
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032		880,000	741,912
Banco Santander SA
1.849%, 03/25/2026 (f)		1,600,000	1,464,213
3.490%, 05/28/2030		400,000	367,367
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026 (a)(f)		2,145,000	2,065,064
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035 (a)		1,000,000	871,674
BAT International Finance PLC
1.668%, 03/25/2026 (f)		1,590,000	1,434,918
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026 (a)(b)		1,015,000	954,916
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)		615,000	544,792
Credit Suisse Group AG
3.800%, 06/09/2023		860,000	863,692
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025 (a)(f)		1,417,000	1,370,885
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026 (a)		200,000	188,169
4.950%, 03/31/2030 (f)		285,000	288,910
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)		910,000	870,747
UBS Group AG
4.751% to 05/12/2027, then 1 Year CMT Rate + 1.750%, 05/12/2028 (a)(b)		1,170,000	1,186,464
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (b)		350,000	321,230
			14,038,226
Food Manufacturing - 0.15%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)		730,000	696,370
Management of Companies and Enterprises - 1.91%
Altice France SA
5.500%, 01/15/2028 (b)		760,000	677,745
Carnival Corp.
10.500%, 02/01/2026 (b)		160,000	172,520
7.625%, 03/01/2026 (b)(f)		580,000	545,490
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)(f)		1,145,000	1,142,053
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)		250,000	234,561
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)		560,000	519,847
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032 (a)(b)(f)		830,000	701,018
KazMunayGas National Co. JSC
5.375%, 04/24/2030 (b)		705,000	654,064
Lloyds Banking Group PLC
1.627% to 05/11/2026, then 1 Year CMT Rate + 0.850%, 05/11/2027 (a)(f)		1,610,000	1,453,952
3.369% to 12/14/2041, then 5 Year CMT Rate + 1.500%, 12/14/2046 (a)		920,000	685,082
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035 (a)		2,170,000	1,816,396
			8,602,728
Mining (except Oil and Gas) - 0.04%
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)(f)		210,000	188,584
Oil and Gas Extraction - 0.21%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038		850,000	937,788
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.34%
CSL Finance PLC
4.625%, 04/27/2042 (b)		730,000	721,205
Societe Generale SA
3.337% to 01/21/2032, then 1 Year CMT Rate + 1.600%, 01/21/2033 (a)(b)(f)		975,000	832,120
			1,553,325
Support Activities for Transportation - 0.09%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)		405,000	400,824
Telecommunications - 0.11%
Vodafone Group PLC
4.875%, 06/19/2049		500,000	480,659
Water Transportation - 0.06%
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (b)(f)		350,000	295,997
TOTAL FOREIGN CORPORATE BONDS (Cost $36,046,644)			32,903,012

FOREIGN GOVERNMENT AGENCY ISSUES - 1.12%
Asian Development Bank
3.125%, 04/27/2032		960,000	968,776
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)		260,000	221,759
European Investment Bank
0.625%, 10/21/2027		165,000	146,245
1.750%, 03/15/2029		115,000	106,607
Inter-American Development Bank
1.500%, 01/13/2027		1,370,000	1,287,011
Japan International Cooperation Agency
3.250%, 05/25/2027		790,000	794,069
Kreditanstalt fuer Wiederaufbau
3.000%, 05/20/2027		740,000	743,493
Province of Ontario Canada
2.125%, 01/21/2032		865,000	780,335
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $5,253,339)			5,048,295

FOREIGN GOVERNMENT NOTES/BONDS - 2.61%
Brazilian Government International Bond
5.625%, 02/21/2047		515,000	443,716
Colombia Government International Bond
4.000%, 02/26/2024		590,000	589,026
3.875%, 04/25/2027		150,000	140,179
3.000%, 01/30/2030		570,000	471,329
Dominican Republic International Bond
6.875%, 01/29/2026 (b)		330,000	343,768
6.850%, 01/27/2045 (b)		560,000	504,829
Hungary Government International Bond
7.625%, 03/29/2041		560,000	693,508
Indonesia Government International Bond
4.350%, 01/08/2027 (b)		550,000	563,171
5.250%, 01/17/2042 (b)		410,000	423,707
Mexico Government International Bond
4.350%, 01/15/2047 (f)		740,000	618,559
Nigeria Government International Bond
7.875%, 02/16/2032 (b)		535,000	438,053
Oman Government International Bond
5.375%, 03/08/2027 (b)		430,000	431,655
Panama Government International Bond
3.750%, 03/16/2025		800,000	803,014
Paraguay Government International Bond
4.700%, 03/27/2027 (b)(f)		715,000	709,270
Peruvian Government International Bond
2.392%, 01/23/2026		480,000	454,853
8.750%, 11/21/2033		380,000	504,295
Philippine Government International Bond
3.950%, 01/20/2040		640,000	600,581
Qatar Government International Bond
4.625%, 06/02/2046 (b)		430,000	455,933
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (b)		720,000	723,509
Republic of South Africa Government International Bond
5.000%, 10/12/2046 (f)		150,000	113,238
Romanian Government International Bond
6.125%, 01/22/2044 (b)		975,000	991,259
Saudi Government International Bond
4.500%, 10/26/2046 (b)		755,000	732,135
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $13,285,511)			11,749,587

NON-AGENCY MORTGAGE BACKED SECURITIES - 5.54%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)		107,886	106,680
Bank
2021-BNK31, 1.739%, 02/15/2054		454,000	405,801
BBCMS Mortgage Trust
2021-C11, 1.388%, 09/15/2054 (d)(e)		7,984,797	705,681
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036 (b)		1,646,000	1,607,051
Benchmark Mortgage Trust
2021-B23, 1.766%, 02/15/2054		612,000	549,291
2021-B26, 0.999%, 06/15/2054 (d)(e)		9,540,825	535,658
2021-B31 D, 2.250%, 12/15/2054 (b)		278,000	185,447
2021-B31 C, 3.195%, 12/15/2054 (d)		415,000	344,464
2022-B34, 3.786%, 04/15/2055		906,000	886,817
BX Commercial Mortgage Trust
2021-VOLT, 2.525% (1 Month LIBOR USD + 1.650%), 09/15/2036 (b)(c)		1,085,000	1,023,232
BX Trust
2021-SDMF, 2.462% (1 Month LIBOR USD + 1.587%), 09/15/2034 (b)(c)		653,000	615,601
2019-OC11, 3.202%, 12/09/2041 (b)		971,000	881,077
BXP Trust
2017-GM, 3.379%, 06/13/2039 (b)		391,000	374,513
CAMB Commercial Mortgage Trust
2019-LIFE, 2.125% (1 Month LIBOR USD + 1.250%), 12/15/2037 (b)(c)		978,000	956,638
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)		455,000	455,005
2013-GC17, 5.095%, 11/10/2046 (d)		145,000	145,473
2014-GC25, 0.949%, 10/10/2047 (d)(e)		1,302,581	23,359
2015-GC27, 1.329%, 02/10/2048 (d)(e)		960,507	27,079
2018-C6, 4.412%, 11/10/2051		445,000	452,707
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045		476,000	473,458
2014-UBS2, 3.472%, 03/10/2047		268,792	269,599
2014-CR16, 0.946%, 04/10/2047 (d)(e)		1,233,952	18,145
2014-LC15, 1.057%, 04/10/2047 (d)(e)		1,211,651	17,522
2014-CR17, 0.955%, 05/10/2047 (d)(e)		1,043,677	14,917
2014-UBS3, 1.061%, 06/10/2047 (d)(e)		871,859	14,079
2014-UBS6, 0.854%, 12/10/2047 (d)(e)		1,483,955	25,551
2014-CCRE21, 3.987%, 12/10/2047		281,514	279,746
2015-LC21, 3.708%, 07/10/2048		100,000	99,387
Connecticut Avenue Securities Trust
2021-R01, 2.134% (SOFR30A + 1.550%), 10/25/2041 (b)(c)		480,000	462,758
2022-R01, 2.484% (SOFR30A + 1.900%), 12/25/2041 (b)(c)		1,070,000	1,013,172
2022-R03, 4.084% (SOFR30A + 3.500%), 03/25/2042 (b)(c)		1,065,000	1,065,700
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049		275,000	268,279
2015-C1, 4.044%, 04/15/2050 (d)		450,000	423,761
2019-C17, 3.016%, 09/15/2052		850,000	780,654
2015-C2, 0.724%, 06/15/2057 (d)(e)		1,448,179	24,357
GS Mortgage Securities Trust
2012-GCJ9, 3.747%, 11/10/2045 (b)		345,000	344,678
2014-GC18, 1.036%, 01/10/2047 (d)(e)		3,295,230	43,919
2014-GC26, 0.950%, 11/10/2047 (d)(e)		1,829,444	34,917
2015-GC34, 3.278%, 10/10/2048		98,850	98,769
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038 (b)		283,000	274,895
Hudson Yards Mortgage Trust
2019-55HY, 2.943%, 12/10/2041 (b)(d)		865,000	784,459
J.P. Morgan Chase Commercial Mortgage Securities Trust
2012-HSBC B, 3.722%, 07/05/2032 (b)		805,000	804,674
2012-HSBC C, 4.021%, 07/05/2032 (b)		631,000	630,772
2022-OPO, 3.377%, 01/05/2039 (b)		501,000	465,888
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046		119,299	119,195
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)		200,000	198,722
2018-L1, 4.720%, 10/15/2051 (d)		325,000	325,844
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)		167,712	161,058
OBX Trust
2021-NQM3, 1.054%, 07/25/2061 (b)(d)		837,270	759,706
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049 (b)(d)		22,250	22,260
Taubman Centers Commercial Mortgage Trust
2022-DPM, 3.682% (TSFR1M + 2.932%), 05/15/2037 (b)(c)		1,045,000	1,028,162
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050		1,025,000	999,045
2017-C4 A4, 3.563%, 10/15/2050		460,500	448,196
2017-C4 AS, 3.836%, 10/15/2050 (d)		200,000	193,504
2018-C14, 3.379%, 12/15/2051		304,004	304,078
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046		42,399	42,404
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)		55,473	55,386
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048		130,000	129,114
2018-C46, 4.152%, 08/15/2051		160,000	160,642
2018-C48, 4.302%, 01/15/2052		625,000	631,944
WFRBS Commercial Mortgage Trust
2014-LC14, 1.242%, 03/15/2047 (d)(e)		723,276	11,255
2014-C22, 0.792%, 09/15/2057 (d)(e)		3,024,223	42,003
2014-C22, 4.069%, 09/15/2057 (d)		290,000	288,288
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $27,655,712)			24,936,436

AGENCY MORTGAGE BACKED SECURITIES - 30.78%
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.006% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)		1,199,240	1,216,904
2017-C04, 3.856% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)		273,970	276,146
2017-C05, 3.206% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)		601,538	601,715
2017-C06, 3.806% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)		1,330,781	1,343,564
2017-C07 1M2, 3.406% (1 Month LIBOR USD + 2.400%), 05/25/2030 (c)		620,086	621,863
2017-C07 2M2, 3.506% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)		602,443	600,400
2018-C01, 3.256% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)		1,394,552	1,403,460
2018-C02, 3.206% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)		1,336,278	1,318,375
2018-C03, 3.156% (1 Month LIBOR USD + 2.150%), 10/25/2030 (c)		931,204	933,197
2018-C04, 3.556% (1 Month LIBOR USD + 2.550%), 12/25/2030 (c)		1,898,674	1,904,242
Fannie Mae Interest Strip
4.000%, 08/25/2043 (e)		1,403,276	247,143
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029		3,324	3,389
AB3000, 4.500%, 05/01/2031		9,140	9,337
BT1825, 2.000%, 06/01/2036		155,136	146,774
AB1389, 4.500%, 08/01/2040		26,494	27,615
MA0510, 4.500%, 09/01/2040		305	318
AE8714, 3.500%, 11/01/2040		10,740	10,728
890310, 4.500%, 12/01/2040		6,334	6,610
AH3952, 4.000%, 01/01/2041		82,235	84,321
AL0791, 4.000%, 02/01/2041		28,764	29,497
AE0954, 4.500%, 02/01/2041		22,420	23,397
AS7001, 3.000%, 04/01/2041		557,143	542,818
AL0245, 4.000%, 04/01/2041		5,982	6,123
AL0065, 4.500%, 04/01/2041		10,713	11,181
AH7395, 4.500%, 06/01/2041		2,365	2,415
AB3194, 4.500%, 06/01/2041		7,830	8,172
FM0040, 3.000%, 10/01/2041		98,476	95,996
AL1547, 4.500%, 11/01/2041		4,271	4,458
AJ9278, 3.500%, 12/01/2041		5,404	5,398
AJ6346, 3.500%, 12/01/2041		17,699	17,680
AK6744, 4.000%, 03/01/2042		34,762	35,647
AK6568, 3.500%, 04/01/2042		22,695	22,671
AK9393, 3.500%, 04/01/2042		10,642	10,631
AO1214, 3.500%, 04/01/2042		61,912	61,846
AL4029, 4.500%, 04/01/2042		31,691	33,075
AL7306, 4.500%, 09/01/2042		18,032	18,643
AP8743, 3.500%, 10/01/2042		166,009	165,831
AL3714, 3.500%, 01/01/2043		15,722	15,705
AQ9330, 3.500%, 01/01/2043		21,076	21,053
AL2897, 3.500%, 01/01/2043		24,180	24,154
AB7965, 3.500%, 02/01/2043		13,778	13,764
AT1001, 3.500%, 04/01/2043		15,506	15,556
AT2021, 3.500%, 04/01/2043		14,164	14,149
AB9046, 3.500%, 04/01/2043		42,136	42,091
AB9260, 3.500%, 05/01/2043		39,661	39,618
AS0212, 3.500%, 08/01/2043		36,270	36,231
AU0949, 3.500%, 08/01/2043		35,025	35,595
AU3751, 4.000%, 08/01/2043		71,743	73,569
AU6857, 4.000%, 09/01/2043		31,490	32,255
AS0531, 4.000%, 09/01/2043		32,149	32,970
AU4658, 4.500%, 09/01/2043		5,667	5,814
MA1600, 3.500%, 10/01/2043		16,487	16,469
AS1042, 4.000%, 11/01/2043		27,116	27,809
AL4450, 4.500%, 12/01/2043		13,711	14,311
AS1333, 4.500%, 12/01/2043		11,986	12,473
AS1559, 4.000%, 01/01/2044		18,001	18,494
AS2516, 4.500%, 05/01/2044		12,971	13,516
AS2751, 4.500%, 06/01/2044		16,639	17,350
MA1926, 4.500%, 06/01/2044		13,891	14,418
AL6223, 4.500%, 08/01/2044		15,584	16,262
AX0118, 4.000%, 09/01/2044		120,461	122,917
AX2491, 4.000%, 10/01/2044		8,334	8,545
AS3467, 4.000%, 10/01/2044		10,655	10,925
AL6432, 4.000%, 01/01/2045		26,111	26,772
AL6520, 4.000%, 02/01/2045		96,036	98,475
AZ0814, 3.500%, 07/01/2045		28,880	28,805
AZ0862, 3.500%, 07/01/2045		47,802	47,677
BM1953, 3.500%, 08/01/2045		60,751	60,686
AZ4775, 3.500%, 10/01/2045		12,253	12,218
AZ4788, 4.000%, 10/01/2045		247,318	253,000
CA2929, 3.500%, 12/01/2045		97,149	96,716
AS6311, 3.500%, 12/01/2045		17,667	17,611
AS6405, 4.000%, 12/01/2045		209,602	214,907
AS6464, 3.500%, 01/01/2046		23,267	23,188
BC4114, 3.500%, 02/01/2046		132,841	132,406
AL8219, 4.000%, 02/01/2046		219,114	225,649
BC0305, 4.000%, 03/01/2046		49,215	50,436
AL8387, 4.000%, 03/01/2046		521,292	534,624
AS6795, 4.000%, 03/01/2046		46,647	47,611
FM1370, 3.000%, 04/01/2046		34,976	33,963
BC0793, 3.500%, 04/01/2046		116,865	116,523
BC0835, 4.000%, 04/01/2046		107,896	110,632
AS7248, 4.000%, 05/01/2046		59,661	61,112
AS7200, 4.500%, 05/01/2046		6,518	6,658
AS7388, 3.500%, 06/01/2046		503,510	502,850
AL9282, 4.000%, 06/01/2046		82,151	83,924
AL8735, 4.000%, 06/01/2046		122,205	125,302
AS7401, 4.000%, 06/01/2046		45,544	46,605
AS7580, 3.000%, 07/01/2046		112,541	109,117
AS7492, 4.000%, 07/01/2046		20,923	21,366
AS7801, 3.500%, 08/01/2046		106,783	106,131
MA2737, 3.000%, 09/01/2046		625,687	606,395
AS8056, 3.000%, 10/01/2046		61,361	59,443
MA2771, 3.000%, 10/01/2046		94,847	91,922
BM3932, 3.500%, 10/01/2046		90,291	89,916
AS8269, 3.000%, 11/01/2046		78,959	76,474
BE2975, 4.000%, 01/01/2047		109,561	111,016
AS8659, 4.000%, 01/01/2047		28,770	29,287
AS8661, 4.000%, 01/01/2047		75,643	77,063
AS8699, 4.000%, 01/01/2047		22,130	22,501
MA2872, 4.500%, 01/01/2047		64,262	66,251
AS8700, 4.500%, 01/01/2047		26,806	27,703
AL9879, 3.500%, 02/01/2047		1,467,075	1,460,528
BE5475, 3.500%, 02/01/2047		37,608	37,357
AL9916, 4.000%, 02/01/2047		120,094	122,811
FM4894, 4.000%, 03/01/2047		471,645	483,527
AS8966, 4.000%, 03/01/2047		21,413	21,755
AS8982, 4.500%, 03/01/2047		8,979	9,259
CA5843, 3.000%, 04/01/2047		124,338	119,952
FM1000, 3.000%, 04/01/2047		224,376	216,822
MA2959, 3.500%, 04/01/2047		85,791	85,699
AS9536, 3.500%, 05/01/2047		43,568	43,290
BM5784, 3.500%, 05/01/2047		109,736	109,145
BM5348, 3.500%, 05/01/2047		48,336	48,115
BM5347, 3.500%, 05/01/2047		96,720	96,173
BE3619, 4.000%, 05/01/2047		94,734	96,551
MA3008, 4.500%, 05/01/2047		18,535	18,986
AS9829, 3.500%, 06/01/2047		39,352	39,090
AS9831, 4.000%, 06/01/2047		57,098	58,146
BE3702, 4.000%, 06/01/2047		52,698	53,630
AS9664, 4.000%, 06/01/2047		25,388	25,865
BM5179, 3.000%, 07/01/2047		71,626	69,543
BE3767, 3.500%, 07/01/2047		51,010	50,736
CA0062, 4.000%, 07/01/2047		48,909	49,637
MA3121, 4.000%, 09/01/2047		550,427	559,081
FM4019, 3.500%, 10/01/2047		462,041	457,916
CA0559, 4.500%, 10/01/2047		55,790	57,344
FM1467, 3.000%, 12/01/2047		70,597	68,865
BH7058, 3.500%, 12/01/2047		128,808	127,895
MA3210, 3.500%, 12/01/2047		118,053	117,165
FM2897, 3.000%, 02/01/2048		222,229	215,281
CA4140, 3.000%, 02/01/2048		70,686	68,271
CA1535, 3.500%, 02/01/2048		24,871	24,705
BJ8783, 3.500%, 02/01/2048		84,475	84,021
CA1218, 4.500%, 02/01/2048		41,963	42,874
MA3278, 4.500%, 02/01/2048		247,140	253,327
BM3590, 3.500%, 03/01/2048		101,732	101,184
BJ0650, 3.500%, 03/01/2048		53,185	52,900
BJ0648, 3.500%, 03/01/2048		50,265	49,995
FM5923, 3.500%, 03/01/2048		636,225	632,834
BM3900, 4.000%, 04/01/2048		97,709	99,171
CA1710, 4.500%, 05/01/2048		71,793	73,516
FM2385, 3.000%, 09/01/2048		136,318	131,710
FM1572, 3.000%, 09/01/2048		223,066	216,445
FM2915, 3.000%, 11/01/2048		485,638	473,481
BM5024, 3.000%, 11/01/2048		59,666	57,513
FM5108, 3.500%, 11/01/2048		647,324	644,458
FM1239, 3.500%, 11/01/2048		79,252	78,830
FM2239, 3.000%, 12/01/2048		120,424	116,589
CA2922, 3.000%, 12/01/2048		206,679	198,775
FM1051, 4.500%, 05/01/2049		168,662	172,277
FM4895, 4.000%, 06/01/2049		426,132	433,019
CA3683, 4.500%, 06/01/2049		64,815	66,238
BO2201, 3.000%, 09/01/2049		169,954	162,834
CA4571, 4.000%, 11/01/2049		411,260	414,181
BO6164, 3.000%, 01/01/2050		74,780	71,760
BO8947, 3.000%, 01/01/2050		91,659	87,722
FM3619, 4.500%, 01/01/2050		113,262	115,619
BP2099, 3.000%, 02/01/2050		380,534	365,243
BP1424, 3.000%, 03/01/2050		139,584	133,541
FM7592, 3.500%, 03/01/2050		646,519	637,777
CA5519, 3.000%, 04/01/2050		80,678	77,336
FM4334, 3.000%, 04/01/2050		194,862	187,077
MA3992, 3.500%, 04/01/2050		160,679	158,313
CA5559, 3.500%, 04/01/2050		653,132	642,785
CA5670, 3.000%, 05/01/2050		132,993	127,301
CA5668, 3.000%, 05/01/2050		306,526	293,747
CA6086, 3.000%, 06/01/2050		1,295,599	1,242,188
BP6466, 3.000%, 07/01/2050		202,778	194,228
CA6291, 3.000%, 07/01/2050		93,201	89,303
BP6481, 4.500%, 07/01/2050		35,116	35,900
BQ0239, 2.500%, 08/01/2050		201,689	186,940
BQ0188, 3.000%, 08/01/2050		109,112	104,454
BK3044, 2.500%, 09/01/2050		345,991	319,250
BP6716, 2.500%, 09/01/2050		363,586	335,430
MA4121, 3.000%, 09/01/2050		603,519	578,942
FM9143, 4.500%, 09/01/2050		156,245	159,384
MA4160, 3.000%, 10/01/2050		508,937	487,336
FM7475, 4.500%, 10/01/2050		25,844	26,389
MA4170, 4.500%, 10/01/2050		393,386	401,102
FM5316, 2.000%, 12/01/2050		199,947	178,350
MA4208, 2.000%, 12/01/2050		2,526,268	2,252,573
MA4237, 2.000%, 01/01/2051		211,910	188,961
BR1269, 2.500%, 01/01/2051		798,533	740,976
MA4256, 2.500%, 02/01/2051		723,136	666,773
FM6289, 3.000%, 02/01/2051		579,699	554,911
MA4282, 2.500%, 03/01/2051		461,233	425,447
MA4306, 2.500%, 04/01/2051		294,938	271,945
BR7795, 2.500%, 04/01/2051		733,981	676,718
MA4307, 3.000%, 04/01/2051		889,918	851,362
MA4325, 2.000%, 05/01/2051		730,250	649,030
BT2488, 2.500%, 05/01/2051		462,869	426,732
FM7189, 2.500%, 05/01/2051		518,906	478,439
MA4326, 2.500%, 05/01/2051		486,172	448,270
MA4356, 2.500%, 06/01/2051		962,387	887,309
BT0417, 2.500%, 06/01/2051		314,656	290,097
FM7738, 2.500%, 06/01/2051		529,621	488,172
MA4357, 3.000%, 06/01/2051		705,207	674,623
MA4378, 2.000%, 07/01/2051		685,423	612,577
CB1027, 2.500%, 07/01/2051		271,766	250,541
CB1038, 2.500%, 07/01/2051		341,201	314,577
FS1550, 2.500%, 07/01/2051		370,148	341,630
BT1339, 2.500%, 07/01/2051		782,202	721,159
MA4379, 2.500%, 07/01/2051		380,265	350,591
FM8178, 2.500%, 07/01/2051		820,458	756,381
MA4380, 3.000%, 07/01/2051		974,546	932,269
BT3273, 2.500%, 08/01/2051		785,914	724,635
FM8360, 2.500%, 08/01/2051		384,067	354,836
FM8422, 2.500%, 08/01/2051		786,946	725,483
MA4399, 2.500%, 08/01/2051		2,522,099	2,325,201
MA4401, 3.500%, 08/01/2051		259,699	254,971
BT7263, 2.500%, 09/01/2051		478,981	441,576
FM8821, 3.000%, 09/01/2051		466,689	446,431
MA4437, 2.000%, 10/01/2051		648,284	577,091
MA4465, 2.000%, 11/01/2051		96,896	86,195
CB2852, 2.000%, 11/01/2051		1,405,621	1,251,414
MA4493, 2.500%, 12/01/2051		459,668	423,803
FS0121, 2.000%, 01/01/2052		804,316	719,147
CB2548, 2.500%, 01/01/2052		147,372	135,996
FS0331, 3.000%, 01/01/2052		136,725	130,744
FS1027, 3.000%, 02/01/2052		844,099	807,306
BV4139, 2.500%, 03/01/2052		696,246	642,643
BV2859, 3.000%, 03/01/2052		815,731	779,289
MA4579, 3.000%, 04/01/2052		272,922	260,560
MA4600, 3.500%, 05/01/2052		996,855	978,507
MA4625, 3.500%, 06/01/2052		650,000	638,036
MA4626, 4.000%, 06/01/2052		725,000	726,649
Fannie Mae Principal Strip
0.000%, 07/15/2037		1,370,000	817,199
Fannie Mae REMICS
2012-70, 4.994% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)		1,017,337	151,404
2012-68, 5.044% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)		1,723,244	269,330
2013-6, 5.094% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)		1,074,012	146,779
2013-18, 5.094% (1 Month LIBOR USD + 6.100%), 03/25/2043 (c)(e)		1,119,366	170,138
2014-90, 5.144% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)		1,633,007	247,706
2015-32, 5.194% (1 Month LIBOR USD + 6.200%), 05/25/2045 (c)(e)		1,065,774	179,332
2016-03, 4.000%, 02/25/2046 (e)		482,863	86,206
2016-40, 4.844% (1 Month LIBOR USD + 5.850%), 07/25/2046 (c)(e)		655,846	98,872
2018-07, 4.000%, 02/25/2048 (e)		1,340,201	256,966
2020-52, 4.500%, 08/25/2050 (e)		1,222,440	261,212
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023		70	72
G1-4953, 3.500%, 01/01/2029		17,640	17,871
A8-6315, 4.500%, 05/01/2039		15,561	16,217
A8-6521, 4.500%, 05/01/2039		29,255	30,561
A9-3617, 4.500%, 08/01/2040		2,463	2,555
Q0-0285, 4.500%, 04/01/2041		4,035	4,216
Q0-0876, 4.500%, 05/01/2041		25,252	26,384
Q0-2173, 4.500%, 07/01/2041		16,533	17,272
Q0-3705, 4.000%, 10/01/2041		17,210	17,282
C0-3795, 3.500%, 04/01/2042		129,210	129,176
Q0-9004, 3.500%, 06/01/2042		11,514	11,511
C0-9004, 3.500%, 07/01/2042		12,101	12,098
Q0-9896, 3.500%, 08/01/2042		15,491	15,487
Q1-1348, 3.500%, 09/01/2042		32,171	32,163
Q1-8305, 3.500%, 05/01/2043		13,245	13,242
Q1-9475, 3.500%, 06/01/2043		23,281	23,275
G6-0030, 3.500%, 07/01/2043		73,084	73,119
Q2-0780, 3.500%, 08/01/2043		28,231	28,346
Q2-0857, 3.500%, 08/01/2043		17,337	17,539
G0-7459, 3.500%, 08/01/2043		14,435	14,431
G0-8541, 3.500%, 08/01/2043		25,365	25,358
V8-0509, 4.000%, 10/01/2043		14,766	15,155
G0-8558, 4.000%, 11/01/2043		16,978	17,426
Q2-6367, 4.000%, 05/01/2044		4,563	4,684
Q2-6513, 4.500%, 06/01/2044		12,109	12,356
Q2-9916, 4.000%, 11/01/2044		19,199	19,704
Q4-5219, 3.500%, 01/01/2045		85,134	85,072
G0-7961, 3.500%, 03/01/2045		19,729	19,720
G0-8633, 4.000%, 03/01/2045		38,662	39,679
G0-8636, 3.500%, 04/01/2045		23,060	23,018
G0-8637, 4.000%, 04/01/2045		19,358	19,867
Q3-3869, 4.000%, 06/01/2045		13,015	13,358
Q3-5225, 3.500%, 08/01/2045		11,506	11,473
G0-8659, 3.500%, 08/01/2045		63,452	63,307
G0-8660, 4.000%, 08/01/2045		74,825	76,755
V8-1873, 4.000%, 08/01/2045		16,898	17,343
V8-1992, 4.000%, 10/01/2045		234,930	241,115
G0-8672, 4.000%, 10/01/2045		12,629	12,957
G0-8676, 3.500%, 11/01/2045		27,358	27,316
G6-0480, 4.500%, 11/01/2045		11,806	12,291
G0-8681, 3.500%, 12/01/2045		20,389	20,339
G0-8682, 4.000%, 12/01/2045		25,833	26,513
Q3-8470, 4.000%, 01/01/2046		15,976	16,397
Q3-8473, 4.000%, 01/01/2046		24,996	25,595
G0-8694, 4.000%, 02/01/2046		14,926	15,321
Q3-9434, 3.500%, 03/01/2046		4,250	4,244
Q3-9644, 3.500%, 03/01/2046		90,168	89,944
G0-8693, 3.500%, 03/01/2046		4,569	4,554
Q3-9438, 4.000%, 03/01/2046		81,428	83,571
G0-8699, 4.000%, 03/01/2046		39,635	40,678
G0-8702, 3.500%, 04/01/2046		47,172	46,975
Q4-0375, 3.500%, 05/01/2046		29,961	29,881
G0-8706, 3.500%, 05/01/2046		21,620	21,697
Q4-0718, 3.500%, 05/01/2046		130,821	130,346
G0-8708, 4.500%, 05/01/2046		31,982	33,224
Q4-1208, 3.500%, 06/01/2046		66,181	66,101
Q4-5458, 4.000%, 08/01/2046		67,193	68,963
G0-8721, 3.000%, 09/01/2046		45,469	44,093
G0-8735, 4.500%, 10/01/2046		46,019	47,713
G0-8741, 3.000%, 01/01/2047		826,840	801,129
G0-8743, 4.000%, 01/01/2047		38,127	38,973
Q4-6279, 3.500%, 02/01/2047		53,887	53,622
Q4-6283, 4.000%, 02/01/2047		46,094	46,926
G0-8752, 4.000%, 03/01/2047		18,617	19,139
Q4-6539, 4.500%, 03/01/2047		3,494	3,565
G0-8757, 3.500%, 04/01/2047		8,694	8,656
G0-8759, 4.500%, 04/01/2047		14,388	14,863
V8-3204, 4.500%, 05/01/2047		35,217	36,251
Q4-9100, 4.000%, 07/01/2047		91,829	93,385
Q4-9394, 4.500%, 07/01/2047		68,436	70,476
Q4-9888, 3.500%, 08/01/2047		44,472	44,268
Q5-0035, 3.500%, 08/01/2047		66,908	66,611
Q5-0109, 3.500%, 08/01/2047		10,624	10,561
G6-1228, 4.000%, 08/01/2047		129,942	132,472
G0-8779, 3.500%, 09/01/2047		187,185	186,203
G0-8785, 4.000%, 10/01/2047		96,784	98,135
Q5-2319, 3.500%, 11/01/2047		141,521	140,870
G6-1631, 3.500%, 11/01/2047		172,564	171,910
G6-1467, 4.000%, 11/01/2047		121,854	123,689
G6-1281, 3.500%, 01/01/2048		79,830	79,530
G0-8800, 3.500%, 02/01/2048		110,912	110,212
Q5-4463, 4.000%, 02/01/2048		66,393	67,454
G6-7710, 3.500%, 03/01/2048		152,765	152,062
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.392%, 08/25/2029 (d)(e)		1,985,000	171,087
Freddie Mac Pool
SB-0525, 2.000%, 05/01/2036		428,291	405,191
RC-1914, 2.000%, 06/01/2036		438,550	414,912
ZS-9972, 3.000%, 03/01/2042		769,602	749,051
ZM-0630, 4.000%, 01/01/2046		319,437	325,321
ZT-0390, 4.000%, 03/01/2046		99,573	102,115
ZM-1590, 3.000%, 08/01/2046		595,501	576,000
SD-0035, 3.000%, 04/01/2047		495,075	481,730
ZM-4908, 3.500%, 11/01/2047		226,434	225,209
ZA-5250, 4.000%, 01/01/2048		203,452	206,737
ZS-4759, 3.500%, 03/01/2048		139,164	138,230
ZM-6197, 4.000%, 04/01/2048		480,023	487,833
SD-0298, 3.000%, 11/01/2048		349,438	338,119
ZN-2103, 4.500%, 12/01/2048		36,979	37,816
ZA-7141, 3.000%, 06/01/2049		68,775	65,999
SD-8005, 3.500%, 08/01/2049		660,719	659,129
SD-8013, 4.500%, 09/01/2049		103,934	106,226
SI-2009, 3.000%, 10/01/2049		428,065	411,367
QA-5549, 3.000%, 12/01/2049		244,336	234,234
QA-7325, 3.000%, 02/01/2050		177,025	169,883
QA-6750, 3.000%, 02/01/2050		136,744	131,213
QA-8311, 3.000%, 03/01/2050		202,623	195,452
SD-8068, 3.000%, 06/01/2050		581,465	557,180
RA-2970, 2.500%, 07/01/2050		194,505	179,914
SD-8074, 3.000%, 07/01/2050		86,328	82,607
SD-8075, 3.500%, 07/01/2050		493,793	486,286
QB-2682, 2.500%, 08/01/2050		141,424	130,442
SD-8084, 3.000%, 08/01/2050		252,002	241,209
SD-8086, 4.000%, 08/01/2050		202,799	204,224
RA-3484, 3.000%, 09/01/2050		296,740	283,878
SD-8098, 2.000%, 10/01/2050		2,453,684	2,187,211
QB-4785, 2.500%, 10/01/2050		201,527	185,852
QB-6037, 2.500%, 11/01/2050		147,708	136,199
SD-8122, 2.500%, 01/01/2051		432,752	399,092
SD-8123, 3.000%, 01/01/2051		597,926	572,041
RA-4527, 2.500%, 02/01/2051		303,131	279,457
SD-8129, 2.500%, 02/01/2051		585,747	539,709
SD-8135, 2.500%, 03/01/2051		209,501	193,249
QC-0945, 2.500%, 04/01/2051		868,148	800,348
SD-8147, 2.500%, 05/01/2051		485,773	447,835
QC-2565, 2.000%, 06/01/2051		557,320	497,849
SD-8156, 2.500%, 07/01/2051		448,874	413,817
QC-3907, 2.500%, 07/01/2051		483,497	445,735
QC-4235, 2.500%, 07/01/2051		737,240	679,440
SD-8160, 2.000%, 08/01/2051		848,183	758,024
QC-6209, 2.500%, 08/01/2051		403,703	372,099
QC-5978, 2.500%, 08/01/2051		655,925	605,349
RA-5855, 2.500%, 09/01/2051		762,165	702,639
SD-8167, 2.500%, 09/01/2051		1,164,159	1,073,238
SD-8169, 3.500%, 09/01/2051		118,771	116,593
SD-0780, 2.500%, 12/01/2051		532,678	491,076
SD-8184, 3.000%, 12/01/2051		215,023	205,511
SD-8189, 2.500%, 01/01/2052		827,534	762,987
RA-6686, 4.000%, 01/01/2052		261,610	262,464
QD-7594, 2.500%, 02/01/2052		694,199	641,076
SD-8201, 3.000%, 03/01/2052		344,723	329,323
SD-1011, 2.500%, 04/01/2052		420,142	387,353
SD-8213, 3.000%, 05/01/2052		323,967	309,293
SD-8214, 3.500%, 05/01/2052		448,508	440,426
Freddie Mac REMICS
4122, 4.000%, 10/15/2042		1,079,239	169,530
4121, 5.325% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)		1,020,080	165,549
4159, 5.275% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)		1,437,372	245,071
4459, 4.000%, 08/15/2043 (e)		2,127,019	341,719
4385, 4.500%, 09/15/2044 (e)		210,790	38,231
4572, 5.175% (1 Month LIBOR USD + 6.050%), 04/15/2046 (c)(e)		467,131	71,103
4583, 5.125% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)		476,044	67,179
4616, 5.125% (1 Month LIBOR USD + 6.000%), 09/15/2046 (c)(e)		1,162,656	188,906
4623, 5.125% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)		1,028,334	178,634
4648, 5.125% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)		452,754	68,923
Freddie Mac STACR REMIC Trust
2022-HQA1, 4.084% (SOFR30A + 3.500%), 03/25/2042 (b)(c)		309,000	307,676
2022-DNA3, 3.484% (SOFR30A + 2.900%), 04/25/2042 (b)(c)		506,000	489,667
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-HQA3, 3.356% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)		789,705	788,555
2018-DNA1, 2.806% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)		362,048	356,060
2018-HQA1, 3.306% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)		729,594	723,950
2019-CS03, 1.006% (1 Month LIBOR USD + 0.000%), 10/25/2032 (b)(c)		390,219	389,167
2021-DNA7, 1.434% (SOFR30A + 0.850%), 11/25/2041 (b)(c)		1,987,000	1,934,141
2022-DNA2, 2.984% (SOFR30A + 2.400%), 02/25/2042 (b)(c)		1,650,000	1,566,357
Ginnie Mae
#TBA, 4.500%, 06/15/2041		1,870,000	1,912,659
#TBA, 4.000%, 06/15/2042		2,500,000	2,526,172
#TBA, 3.000%, 06/15/2045		3,130,000	3,019,105
#TBA, 3.500%, 06/15/2045		4,220,000	4,182,416
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043		26,353	26,607
MA0783M, 3.500%, 02/20/2043		35,776	36,220
MA0934M, 3.500%, 04/20/2043		25,423	25,739
MA3663M, 3.500%, 05/20/2046		44,675	44,912
MA3803M, 3.500%, 07/20/2046		17,319	17,412
MA4510M, 3.500%, 06/20/2047		71,151	71,437
MA4586M, 3.500%, 07/20/2047		98,190	98,499
MA4652M, 3.500%, 08/20/2047		65,846	66,025
MA4900M, 3.500%, 12/20/2047		49,774	49,823
MA6542M, 3.500%, 03/20/2050		274,189	273,598
MA6600M, 3.500%, 04/20/2050		20,084	20,034
MA6601M, 4.000%, 04/20/2050		90,769	92,517
MA7138M, 3.500%, 01/20/2051		253,367	252,586
MA7192M, 2.000%, 02/20/2051		313,951	286,843
MA7193M, 2.500%, 02/20/2051		319,956	301,370
MA7254M, 2.000%, 03/20/2051		319,955	291,845
MA7255M, 2.500%, 03/20/2051		790,256	744,336
MA7311M, 2.000%, 04/20/2051		911,114	835,532
MA7312M, 2.500%, 04/20/2051		870,780	820,191
MA7367M, 2.500%, 05/20/2051		319,254	300,763
MA7418M, 2.500%, 06/20/2051		664,144	624,338
MA7472M, 2.500%, 07/20/2051		434,374	408,321
MA7589M, 2.500%, 09/20/2051		971,480	914,395
MA7648M, 2.000%, 10/20/2051		314,590	286,892
MA7766M, 2.000%, 12/20/2051		514,818	469,414
MA7828M, 3.000%, 01/20/2052		880,884	851,324
MA7935M, 2.000%, 03/20/2052		54,652	49,816
MA8043M, 3.000%, 05/20/2052		750,000	724,660
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)		635,046	118,556
2015-162, 5.823% (1 Month LIBOR USD + 6.750%), 11/20/2045 (c)(e)		946,118	174,299
2018-007, 5.273% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)		1,104,278	144,729
2021-116, 2.500%, 06/20/2051 (e)		2,744,072	364,414
Uniform Mortgage Backed Securities
#TBA, 4.000%, 06/15/2040		6,675,000	6,679,693
#TBA, 5.000%, 06/15/2041		610,000	630,349
#TBA, 3.500%, 06/15/2041		5,170,000	5,069,427
#TBA, 4.500%, 06/15/2041		2,865,000	2,916,369
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $145,034,380)			138,670,793

U.S. GOVERNMENT AGENCY ISSUES - 0.44%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025		225,000	207,979
Federal National Mortgage Association
0.500%, 11/07/2025		255,000	236,107
0.750%, 10/08/2027		745,000	666,146
0.875%, 08/05/2030		575,000	481,617
Tennessee Valley Authority
5.250%, 09/15/2039		320,000	367,613
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,182,002)			1,959,462

U.S. GOVERNMENT NOTES/BONDS - 13.22%
United States Treasury Inflation Indexed Bonds
0.125%, 01/15/2032		5,258,401	5,239,171
United States Treasury Notes/Bonds
2.625%, 06/30/2023		7,740,000	7,777,903
2.500%, 04/30/2024 (f)		1,215,000	1,214,905
2.625%, 04/15/2025		18,905,000	18,859,214
0.375%, 11/30/2025		725,000	666,972
2.500%, 03/31/2027		425,000	418,940
2.875%, 04/30/2029		370,000	370,116
1.875%, 02/15/2032		1,085,000	995,996
4.375%, 02/15/2038		2,125,000	2,504,180
2.375%, 02/15/2042		2,135,000	1,852,780
3.125%, 08/15/2044		1,255,000	1,214,899
3.000%, 11/15/2044		1,003,300	950,156
2.500%, 02/15/2045		1,370,000	1,187,672
2.250%, 08/15/2046		205,000	168,941
3.000%, 02/15/2047		750,000	714,961
3.000%, 05/15/2047		2,420,000	2,308,453
2.750%, 08/15/2047		240,000	219,103
2.000%, 08/15/2051		215,000	169,334
1.875%, 11/15/2051		5,050,000	3,862,461
2.250%, 02/15/2052 (f)		7,570,000	6,354,069
2.875%, 05/15/2052		2,620,000	2,528,300
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $60,696,561)			59,578,526

		Shares
EXCHANGE-TRADED FUNDS - 0.12%
iShares Core U.S. Aggregate Bond ETF		5,336	552,116
TOTAL EXCHANGE-TRADED FUNDS (Cost $613,003)			552,116

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 10.81%
Money Market Fund - 10.81%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (g)		48,702,928	48,702,928
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $48,702,928)			48,702,928

SHORT-TERM INVESTMENTS - 1.23%
First American Government Obligations Fund, Class X, 0.657% (g)		5,522,227	5,522,227
TOTAL SHORT-TERM INVESTMENTS (Cost $5,522,227)			5,522,227

Total Investments (Cost $562,041,896) - 117.38%			528,826,743
Liabilities in Excess of Other Assets - (17.38)%			(78,313,554)
TOTAL NET ASSETS - 100.00%			$450,513,189

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2022.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $47,395,802.
(g)	The rate shown represents the seven day yield at May 31, 2022.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2022

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2022.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$40,161,339	$-	$40,161,339
Corporate Bonds*	-	159,042,022	-	159,042,022
Foreign Corporate Bonds*	-	32,903,012	-	32,903,012
Foreign Government Agency Issues	-	5,048,295	-	5,048,295
Foreign Government Notes/Bonds	-	11,749,587	-	11,749,587
Non-Agency Mortgage Backed Securities	-	24,936,436	-	24,936,436
Agency Mortgage Backed Securities	-	138,670,793	-	138,670,793
U.S. Government Agency Issues	-	1,959,462	-	1,959,462
U.S. Government Notes/Bonds	-	59,578,526	-	59,578,526
Total Fixed Income Securities	-	474,049,472	-	474,049,472
Exchange-Traded Funds	552,116	-	-	552,116
Money Market Funds	54,225,155	-	-	54,225,155
Total Investments in Securities	$54,777,271	$474,049,472	$-	$528,826,743

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2022.